Share Capital And Per Share Amounts - Schedule of Basic and Diluted Net Income (Loss) Per Share (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Basic and Diluted Net Income (Loss) Per Share [Abstract]
Weighted average shares outstanding- basic	69,174,878	54,425,083
Dilutive effect of performance warrants	1,604,339
Dilutive effect of share units	836,036
Weighted average shares outstanding- diluted	71,615,253	54,425,083
Basic $ per share (in Dollars per share)	$ 1.76	$ (2.49)
Diluted $ per share (in Dollars per share)	$ 1.7	$ (2.49)